UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06445

The Herzfeld Caribbean Basin Fund, Inc.

(Exact name of registrant as specified in charter)

119 Washington Avenue, Suite 504, Miami Beach FL 33139

(Address of principal executive offices) (Zip code)

THOMAS J. HERZFELD
119 Washington Avenue, Suite 504, Miami Beach FL 33139

(Name and address of agent for service)

Registrant's telephone number, including area code: 305-271-1900

Date of fiscal year end: 06/30/16

Date of reporting period: 03/31/16

ITEM 1. SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS AS OF March 31, 2016 (unaudited)

Shares or Principal Amount	Description	Market Value
	Common stocks – 95.50% of net assets

	Airlines – 14.14%
192,368	Avianca Holdings, SA Spon ADR	956,069
50,550	Copa Holdings, S.A.	3,424,763
21,515	ERA Group Inc.	201,811
26,000	Spirit Airlines, Inc.	1,247,480

	Banking and finance – 9.06%
19,780	Bancolombia, S.A.	676,080
55,166	Banco Latinoamericano de Exportaciones, S.A.	1,336,121
6,000	Bank of Nova Scotia	293,160
23,643	Evertec Inc.	330,529
29,000	Popular Inc.	829,690
3,844	W Holding Co. Inc.	--
14,000	Western Union	270,060

	Communications – 7.46%
44,690	America Movil, S.A.B. de C.V. ADR	694,036
71,200	America Movil, S.A.B. de C.V. Series A	54,882
209,144	America Movil, S.A.B. de C.V. Series L	164,018
11,988	Atlantic Tele-Network, Inc.	909,050
497,215	Fuego Enterprises Inc.	283,413
210,994	Grupo Radio Centro, S.A.B. de C.V. Series A	150,202
28,400	Grupo Televisa, S.A.B. ADR	779,864
10,030	Spanish Broadcasting System, Inc.	33,601
3,560	Telesites SAB Ser A	2,057
10,457	Telesites SAB Ser L	5,949

	Conglomerates and holdings companies – 0.47%
250,000	Admiralty Holding Company	--
5,000	Archer Daniels Midland Co.	181,550
70,348	Caribbean Investment Holdings Ltd.	7,583
3,250	Marlowe Holdings Ltd.	5,605

	Construction and related – 11.85%
165,672	Cemex S.A.B. de C.V. ADR	1,206,092
65,264	Cemex S.A.B. de C.V. Series CPO	47,793
20	Ceramica Carabobo Class A ADR	--
3,000	Martin Marietta Materials	478,530
134,927	Mastec, Inc.	2,730,922
4,000	Vulcan Materials	422,280

	Consumer products and related manufacturing – 3.30%
327,290	Grupo Casa Saba, S.A.B. de C.V. ADR	--
10,100	Watsco Incorporated	1,360,874

	Food, beverages and tobacco – 5.53%
53,874	Cleanpath Resources Corp.	5
8,799	Coca Cola Femsa, S.A.B. de C.V. ADR	730,757
18,900	Fomento Economico Mexicano, S.A.B. de C.V. Series UBD	183,643
12,000	Fomento Economico Mexicano, S.A.B. de C.V. ADR	1,155,720
5,000	Fresh Del Monte Produce Inc.	210,350

	Housing – 5.80%
49,500	Lennar Corporation	2,393,820

	Investment companies – 1.95%
7,800	iShares MSCI Mexico Capped ETF	418,860
800	Latin American Discovery Fund, Inc.	7,024
7,633	Mexico Equity and Income Fund	85,566
13,345	Mexico Fund, Inc.	239,009
6,885	Salient Midstream & MLP Fund	55,080
70,348	Waterloo Investment Holdings Ltd	--

	Leisure – 18.19%
31,000	Carnival Corp.	1,635,870
10,890	Marriott Vacations Worldwide Corp.	735,075
40,943	Norwegian Cruise Line Holdings	2,263,738
34,913	Royal Caribbean Cruises Ltd.	2,868,103

	Mining – 1.60%
3,872	Grupo Mexico, S.A.B. de C.V. Series B	9,417
32,000	Freeport Mcmoran Copper	330,880
31,900	Tahoe Resources, Inc.	319,957

	Pulp and paper - 0.11%
18,300	Kimberly-Clark de Mexico, S.A.B. de C.V. Series A	44,571

	Railroad – 1.16%
5,750	Norfolk Southern Corporation	478,688

	Retail – 1.48%
1,270	Grupo Elektra, S.A.B. de C.V. Series CPO	25,001
1,000	Pricesmart, Inc.	84,580
210,222	Wal-Mart de Mexico, S.A.B. de C.V. Series V	501,704

	Service - 0.03%
700	Grupo Aeroportuario del Sureste, S.A.B. de C.V. Series B	10,626

	Trucking and marine freight – 4.81%
580	Seaboard Corporation	1,741,746
2,000	Seacor Holdings, Inc.	108,900
9,589	Teekay LNG Partners LP	121,589
36,000	Ultrapetrol Bahamas Ltd.	9,720

	Utilities – 7.58%
12,000	Caribbean Utilities Ltd. Class A	129,180
129,538	Consolidated Water, Inc.	1,576,477
700	Cuban Electric Company	--
12,000	Nextera Energy, Inc.	1,420,080

	Other – 0.98%
25,000	Geltech Solutions Inc.	12,120
4,420	Gusborne PLC	3,048
55,921	Margo Caribe, Inc.	391,447
895	Siderurgica Venezolana Sivensa, S.A. ADR	--
79	Siderurgica Venezolana Sivensa, S.A. Series B	--

	Total common stocks – 95.50% (cost $40,281,415)	39,386,415

	Bonds – 0.00% of net assets

165,000	Republic of Cuba - 4.5%, 1977 - in default (cost $63,038)	--

Other assets less liabilities – 4.50% of net assets		$1,857,822

Net assets - 100% (applicable to 6,106,705 shares; equivalent to $6.75 per share)		$41,244,237

Security Valuation

The Herzfeld Caribbean Basin Fund, Inc. (the “Fund”) records its investments in securities at fair value. Under generally accepted accounting principles (“GAAP”), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:	quoted prices in active markets for identical investments
Level 2:	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Investments in securities traded on a national securities exchange (or reported on the NASDAQ National Market or Capital Market) are stated at the last reported sales price on the day of valuation (or at the NASDAQ official closing price); other securities traded in the over-the-counter market and listed securities for which no sale was reported on the date are stated at the last quoted bid price. Restricted securities and other securities for which quotations are not readily available are valued at fair value as determined by the Board of Directors.

The following table summarizes the classification of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2016:

	Level 1	Level 2	Level 3	Total
Assets (at fair value)
Common Stocks
USA	$23,231,138	$0	$0	$23,231,138
Mexico	6,066,911	0	0	6,066,911
Panama	5,716,952	0	0	5,716,952
Cayman	1,576,477	129,180	0	1,705,657
Puerto Rico	1,551,666	0	0	1,551,666
Colombia	676,080	0	0	676,080
Other	438,011	0	0	438,011
Bonds
Cuba	0	0	0	0
Total Investments in securities	$39,257,235	$129,180	$0	$39,386,415

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used to determine fair value:

Investments in Securities at Fair Value
Balance June 30, 2015	$406,977

Unrealized gain/(loss)	434,302
Purchases	0
Sales	(0)
Transfers into Level 3	0
Transfers out of Level 3	(841,279)

Balance March 31, 2016	$0

Transfers from Level 3 to Level 1 were $841,279.

Unrealized Appreciation/(Depreciation)

As of March 31, 2016, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/(depreciation) were as follows:

Tax Cost of Securities	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Tax Unrealized Appreciation/(Depreciation)
$40,611,166	$7,384,073	($8,608,824)	($1,224,751)

ITEM 2. CONTROLS AND PROCEDURES

(a)	The registrant's principal executive and principal financial Officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-Q that includes the disclosure required by this paragraph based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b))and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as an exhibit to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Herzfeld Caribbean Basin Fund, Inc.

By	/s/ Erik M. Herzfeld
Erik M. Herzfeld
President

Date:	May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Erik M. Herzfeld
Erik M. Herzfeld
President

Date:	May 27, 2016

By	/s/ Reanna Lee
Reanna Lee
Treasurer

Date:	May 27, 2016